World Omni Auto Receivables Trust 2011-B	Exhibit 99.1
Monthly Servicer Certificate
March 31, 2015

Dates Covered
Collections Period	03/01/15 - 03/31/15
Interest Accrual Period	03/16/15 - 04/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	04/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/15	111,238,638.54	12,879
Yield Supplement Overcollateralization Amount at 02/28/15	1,218,051.41	0
Receivables Balance at 02/28/15	112,456,689.95	12,879
Principal Payments	7,493,511.83	326
Defaulted Receivables	215,181.40	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/15	1,071,200.90	0
Pool Balance at 03/31/15	103,676,795.82	12,535

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Pool Factor	14.02%

Prepayment ABS Speed	1.29%

Overcollateralization Target Amount	7,242,800.30
Actual Overcollateralization	7,242,800.30

Weighted Average APR	4.32%
Weighted Average APR, Yield Adjusted	5.62%
Weighted Average Remaining Term	24.52

Delinquent Receivables:
Past Due 31-60 days	2,348,253.86	204
Past Due 61-90 days	459,333.67	37
Past Due 91 + days	112,975.74	11
Total	2,920,563.27	252

Total 31+ Delinquent as % Ending Pool Balance	2.82%

Recoveries	155,020.37

Aggregate Net Losses/(Gains) - March 2015	60,161.03
Current Net Loss Ratio (Annualized)	0.64%

Cumulative Net Loss as a % Aggregate Starting Principal Balance	1.02%

Flow of Funds	$ Amount

Collections	8,054,350.71
Advances	(1,565.99)
Investment Earnings on Cash Accounts	1,113.68
Servicing Fee	(93,713.91)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	7,960,184.49

Distributions of Available Funds
(1) Class A Interest	93,989.81
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	319,042.42
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,242,800.30
(7) Distribution to Certificateholders	272,683.51
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	7,960,184.49

Servicing Fee	93,713.91
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 03/16/15	103,995,838.24
Principal Paid	7,561,842.72
Note Balance @ 04/15/15	96,433,995.52

Class A-1
Note Balance @ 03/16/15	0.00
Principal Paid	0.00
Note Balance @ 04/15/15	0.00
Note Factor @ 04/15/15	0.0000000%

Class A-2
Note Balance @ 03/16/15	0.00
Principal Paid	0.00
Note Balance @ 04/15/15	0.00
Note Factor @ 04/15/15	0.0000000%

Class A-3
Note Balance @ 03/16/15	0.00
Principal Paid	0.00
Note Balance @ 04/15/15	0.00
Note Factor @ 04/15/15	0.0000000%

Class A-4
Note Balance @ 03/16/15	84,802,838.24
Principal Paid	7,561,842.72
Note Balance @ 04/15/15	77,240,995.52
Note Factor @ 04/15/15	88.2441598%

Class B
Note Balance @ 03/16/15	19,193,000.00
Principal Paid	0.00
Note Balance @ 04/15/15	19,193,000.00
Note Factor @ 04/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	125,658.26
Total Principal Paid	7,561,842.72
Total Paid	7,687,500.98

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.33000%
Interest Paid	93,989.81
Principal Paid	7,561,842.72
Total Paid to A-4 Holders	7,655,832.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00
Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1783085
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.7302188
Total Distribution Amount	10.9085273

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.0737888
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	86.3904528
Total A-4 Distribution Amount	87.4642416

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	42.19
Noteholders' Principal Distributable Amount	957.81

Account Balances	$ Amount

Advances
Balance as of 02/28/15	24,839.65
Balance as of 03/31/15	23,273.66
Change	(1,565.99)

Reserve Account
Balance as of 03/16/15	1,810,700.07
Investment Earnings	230.69
Investment Earnings Paid	(230.69)
Deposit/(Withdrawal)	-
Balance as of 04/15/15	1,810,700.07
Change	-

Required Reserve Amount	1,810,700.07